Shareholders' equity	12 Months Ended
Sep. 30, 2022
Shareholders' equity
Shareholders' equity

CAPITAL AND DIVIDENDS

Note 27. Shareholders’ equity

Accounting policy

Share capital

Ordinary shares are recognised at the amount paid up per ordinary share, net of directly attributable issue costs. Treasury shares are shares in the Parent Entity, purchased by the Parent Entity or other entities within the Group. These shares are adjusted against share capital as the net of the consideration paid to purchase the shares and, where applicable, any consideration received from the subsequent sale or reissue of these shares.

Non-controlling interests

Non-controlling interests represent the share in the net assets of subsidiaries attributable to equity interests that are not owned directly or indirectly by the Parent Entity.

Reserves

Foreign currency translation reserve

Exchange differences arising on translation of the Group’s foreign operations, and any offsetting gains or losses on hedging the net investment are reflected in the foreign currency translation reserve. A cumulative credit balance in this reserve would not normally be regarded as being available for payment of dividends until such gains are realised and recognised in the income statement on sale or disposal of the foreign operation.

Debt securities at FVOCI reserve

This reserve comprises the changes in fair value of debt securities measured at FVOCI (except for interest income, impairment charges and FX gains and losses which are recognised in the income statement), net of any related hedge accounting adjustments and tax. These changes are transferred to non-interest income in the income statement when the asset is disposed.

Equity securities at FVOCI reserve

This reserve comprises the changes in fair value of equity securities measured at FVOCI, net of tax. These changes are not transferred to the income statement when the asset is disposed.

Cash flow hedge reserve

This comprises the fair value gains and losses associated with the effective portion of designated cash flow hedging instruments, net of tax.

Share-based payment reserve

This comprises the fair value of equity-settled share-based payments recognised as an expense.

Other reserves

Other reserves for the Parent Entity relate to certain historic internal group restructurings performed at fair value. The reserve is eliminated on consolidation.

Other reserves for the Group consist of transactions relating to changes in the Parent Entity’s ownership of a subsidiary that do not result in a loss of control.

The amount recorded in other reserves reflects the difference between the amount by which NCI are adjusted and the fair value of any consideration paid or received.

Note 27. Shareholders’ equity (continued)

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Share capital
Ordinary share capital, fully paid	39,666	41,601	39,666	41,601
Treasury shares[1]	(655)	(606)	(713)	(664)
Total share capital	39,011	40,995	38,953	40,937
NCI	57	57	-	-

1.	2022: 5,034,310 unvested RSP treasury shares held (2021: 4,363,329).

Ordinary shares

Westpac does not have authorised capital and the ordinary shares have no par value. Ordinary shares entitle the holder to participate in dividends and, in the event of Westpac winding up, to a share of the proceeds in proportion to the number of and amounts paid on the shares held.

Each ordinary share entitles the holder to one vote, either in person or by proxy, at a shareholder meeting.

Reconciliation of movement in number of ordinary shares

Consolidated and Parent Entity
(number)	2022	2021
Opening balance	3,668,591,808	3,611,684,870
Dividend reinvestment plan[2]	-	20,213,205
Dividend reinvestment plan underwrite[3]	-	36,693,733
Issued shares for the year	-	56,906,938
Off-market share buy-back[4]	(167,464,114)	-
Closing balance	3,501,127,694	3,668,591,808

2.

The DRP for the 2022 interim dividend (as well as 2021 final dividend and 2021 interim dividend) had no impact on the number of ordinary shares on issue as Westpac arranged for the purchase of the necessary shares from the market and transfer to participants of 9,971,443 ordinary shares (2021 final dividend: 10,286,188 ordinary shares, 2021 interim dividend: 9,085,937 ordinary shares) at an average price of $23.96 (2021 final dividend: $22.34, 2021 interim dividend: $25.98). The price per share for the issuance of shares in relation to the dividend reinvestment plan for the 2020 final dividend was $19.83.

3.

The Group entered into an arrangement to fully underwrite the 2020 final dividend, referred to as a DRP underwrite. The arrangement ensured that the capital impact of the dividend was negated as new shares of equivalent value to the amount of dividend that was paid to shareholders in cash were purchased by the DRP underwriter. The price per share for the issuance of shares in relation to the 2020 DRP underwrite was $19.59.

4.

On 14 February 2022, the Group announced the successful completion of its $3.5 billion off-market share buy-back of Westpac ordinary shares. 167,464,114 ordinary shares were bought back at $20.90, and comprised a fully franked dividend component of $9.56 per share ($1,601 million) and a capital component of $11.34 per share ($1,902 million including transaction costs). The shares bought back were subsequently cancelled.

Ordinary shares purchased on-market

	2022
Consolidated and Parent Entity	Number	Average Price ($)
For share-based payment arrangements:
Employee share plan (ESP)	1,236,092	22.83
RSP[5]	2,325,190	21.35
Westpac Performance Plan (WPP) - share rights exercised	233,438	23.67
Westpac Long-Term Variable Reward Plan (LTVR) - share rights exercised	2,148	23.85
Total number of ordinary shares purchased on market	3,796,868

5.	Ordinary shares allocated to employees under the RSP are classified as treasury shares until the shares vest.

For details of the share-based payment arrangements refer to Note 32.

Note 27. Shareholders’ equity (continued)

Reconciliation of movement in reserves

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Debt securities at FVOCI reserve
Balance as at beginning of year	443	177	499	125
Net gains/(losses) from changes in fair value	(329)	578	(47)	730
Income tax effect	88	(177)	12	(220)
Transferred to income statements	(254)	(195)	(254)	(195)
Income tax effect	78	58	78	58
Loss allowance on debt securities measured at FVOCI	(2)	2	(2)	2
Other	38	-	27	(1)
Balance as at end of year	62	443	313	499
Equity securities at FVOCI reserve
Balance as at beginning of year	44	(4)	(2)	-
Net gains/(losses) from changes in fair value	92	50	7	(2)
Income tax effect	-	(2)	-	-
Balance as at end of year	136	44	5	(2)
Share-based payment reserve
Balance as at beginning of year	1,806	1,720	1,697	1,611
Share-based payment expense	87	86	87	86
Balance as at end of year	1,893	1,806	1,784	1,697
Cash flow hedge reserve
Balance as at beginning of year	196	(42)	135	20
Net gains/(losses) from changes in fair value	1,304	296	881	177
Income tax effect	(383)	(86)	(265)	(53)
Transferred to income statements	(434)	39	(445)	(13)
Income tax effect	130	(11)	134	4
Balance as at end of year	813	196	440	135
Foreign currency translation reserve
Balance as at beginning of year	(241)	(292)	(222)	(221)
Exchange differences on translation of foreign operations	(500)	249	12	40
Gains/(losses) on net investment hedges	236	(198)	15	(41)
Balance as at end of year	(505)	(241)	(195)	(222)
Other reserves
Balance as at beginning of year	(21)	(15)	41	41
Transactions with owners	-	(6)	-	-
Balance as at end of year	(21)	(21)	41	41
Total reserves	2,378	2,227	2,388	2,148